Consolidated statement of income - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2023	Oct. 31, 2022
Interest income (Note 29)
Loans	[1]	$ 30,235	$ 16,874
Securities	[1]	7,341	3,422
Securities borrowed or purchased under resale agreements	[1]	4,566	1,175
Deposits with banks and other	[1]	2,877	708
Interest income	[1]	45,019	22,179
Interest expense (Note 29)
Deposits		26,633	7,887
Securities sold short		408	380
Securities lent or sold under repurchase agreements		4,283	943
Subordinated indebtedness		458	203
Other		412	125
Interest expense		32,194	9,538
Net interest income		12,825	12,641
Non-interest income
Underwriting and advisory fees		519	557
Deposit and payment fees		924	880
Credit fees		1,385	1,286
Card fees		379	437
Investment management and custodial fees		1,768	1,760
Mutual fund fees		1,743	1,776
Insurance fees, net of claims		338	351
Commissions on securities transactions		338	378
Gains (losses) from financial instruments measured/designated at fair value through profit or loss (FVTPL), net		2,346	1,172
Gains (losses) from debt securities measured at fair value through other comprehensive income (FVOCI) and amortized cost, net		83	35
Foreign exchange other than trading (FXOTT)		360	242
Income from equity-accounted associates and joint ventures (Note 25)		30	47
Other		285	271
Non-interest income		10,498	9,192
Total revenue		23,323	21,833
Provision for credit losses (Note 5)		2,010	1,057
Non-interest expenses
Employee compensation and benefits		7,550	7,157
Occupancy costs		823	853
Computer, software and office equipment		2,467	2,297
Communications		364	352
Advertising and business development		304	334
Professional fees		245	313
Business and capital taxes		124	123
Other (Notes 3 and 8)		2,472	1,374
Non-interest expenses		14,349	12,803
Income before income taxes		6,964	7,973
Income taxes (Note 19)		1,931	1,730
Net income		5,033	6,243
Net income attributable to non-controlling interests		38	23
Preferred shareholders and other equity instrument holders		267	171
Common shareholders		4,728	6,049
Net income attributable to equity shareholders		$ 4,995	$ 6,220
Earnings per share (EPS) (in dollars) (Note 20)
Basic	[2]	$ 5.16	$ 6.7
Diluted	[2]	5.16	6.68
Dividends per common share (in dollars) (Note 15)	[2]	$ 3.44	$ 3.27

[1]	Interest income included $42.5 billion for the year ended October 31, 2023 (2022: $20.0 billion) calculated based on the effective interest rate method.
[2]	On April 7, 2022, CIBC shareholders approved a two-for-one share split (Share Split) of CIBC’s issued and outstanding common shares. Each shareholder of record at the close of business on May 6, 2022 (Record Date) received one additional share on May 13, 2022 (Payment Date) for every one share held on the Record Date. All common share numbers and per common share amounts have been adjusted to reflect the Share Split as if it was retroactively applied to the beginning of 2022.